LONG-TERM DEBT	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
LONG-TERM DEBT

6. LONG-TERM DEBT

Long-term debt as of September 30, 2013 and December 31, 2012 consisted of the following:

	September 30, 2013	December 31, 2012
Term A Loan	$—	$152,000
Term B Loan	—	1,293,774
Term B-2 Loans	1,401,487	—
Revolving credit agreement	—	—
Senior Notes	260,000	400,000

Total long-term debt	1,661,487	1,845,774
Less discounts	(17,948)	(21,800)
Less current maturities	(14,050)	(21,330)

Total long-term debt, net of current maturities	$1,629,489	$1,802,644

In conjunction with the Company’s initial public offering completed on April 24, 2013, the Company used $37,000 of the net proceeds received from the offering to repay a portion of the outstanding indebtedness under the then existing Term B Loan and $140,000 to redeem a portion of its Senior Notes at a redemption price of 111.0%, plus accrued and unpaid interest thereon pursuant to a provision in the indenture governing the Senior Notes that permitted the Company to redeem up to 35% of the aggregate principal amount of the Senior Notes with the net cash proceeds of certain equity offerings and pay estimated premiums and accrued interest thereon. The redemption premium of $15,400 along with a write-off of approximately $5,500 in related discounts and deferred financing costs is included in loss on early extinguishment of debt and write-off of discounts and deferred financing costs on the Company’s unaudited condensed consolidated statements of operations and comprehensive income (loss) for the nine months ended September 30, 2013. See further discussion in Note 12-Stockholders’ Equity.

Senior Secured Credit Facilities

On March 30, 2012, April 5, 2013 and May 14, 2013, SEA entered into Amendments No. 3, 4 and 5, respectively, of the senior secured credit facilities (the “Senior Secured Credit Facilities”).

Amendment No. 3 increased the amount of Term B Loans (“Additional Term B Loans”) by $500,000 for the purposes of financing a dividend payment to the stockholders in the same amount during the three months ended March 31, 2012. The Additional Term B Loans were issued at a discount which was being amortized to interest expense using the weighted average interest method.

Amendment No. 4 amended the terms of the existing Senior Secured Credit Facilities to, among other things, permit SEA to pay certain distributions following an initial public offering and replace the then existing $172,500 senior secured revolving credit facility with a new $192,500 senior secured revolving credit facility. The new senior secured revolving credit facility will mature on the earlier of (a) April 24, 2018 or (b) the 91st day prior to the earlier of (1) the maturity date with respect to Term A Loans with an aggregate principal amount greater than $50,000 outstanding, (2) the maturity date with respect to the Term B Loans with an aggregate principal amount greater than $150,000 outstanding, (3) the maturity date of Senior Notes with an aggregate principal amount greater than $50,000 outstanding and (4) the maturity date of any indebtedness incurred to refinance any of the Term A or Term B Loans or the Senior Notes.

Amendment No. 5 amended the terms of the existing Senior Secured Credit Facilities to, among other things, refinance Term A Loan and Term B Loan into new Term B-2 Loans, extend the final maturity date of the term loan facilities, reduce future principal and interest payments, and provide for additional future borrowings.

The Term B-2 Loans were borrowed in an aggregate principal amount of $1,405,000. Borrowings under the Term B-2 Loans bear interest, at SEA’s option, at a rate equal to a margin over either (a) a base rate determined by reference to the higher of (1) the Bank of America’s prime lending rate and (2) the federal funds effective rate plus 1/2 of 1% or (b) a LIBOR rate determined by reference to the British Bankers Association (“BBA”) LIBOR rate for the interest period relevant to such borrowing. The margin for the Term B-2 Loans is 1.25%, in the case of base rate loans, and 2.25%, in the case of LIBOR rate loans, subject to a base rate floor of 1.75% and a LIBOR floor of 0.75%. The applicable margin for the Term B-2 Loans (under either a base rate or LIBOR rate) is subject to one 25 basis point step-down upon achievement by SEA of a certain leverage ratio. At September 30, 2013, the Company selected the LIBOR rate (interest rate of 3.00% at September 30, 2013).

Term B-2 Loans amortize in equal quarterly installments in an aggregate annual amount equal to 1.0% of the original principal amount of the Term B-2 Loans on the Amendment No. 5 effective date, with the first payment due and paid on September 30, 2013 and the balance due on the final maturity date. The Term B-2 Loans have a final maturity date of May 14, 2020. Amendment No. 5 also permits SEA to add one or more incremental term loan facilities to the Senior Secured Credit Facilities and/or increase commitments under the Revolving Credit Facility in an aggregate principal amount of up to $350,000. SEA may also incur additional incremental term loans provided that, among other things, on a pro forma basis after giving effect to the incurrence of such incremental term loans, the first lien secured net leverage ratio, as defined in the Senior Secured Credit Facility, is no greater than 3.50 to 1.00.

As a result of Amendment No. 5, approximately $11,500 of debt issuance costs were written off and included as loss on early extinguishment of debt and write-off of discounts and deferred financing costs on the Company’s unaudited condensed consolidated statements of operations and comprehensive income (loss) for the nine months ended September 30, 2013. As a result of Amendments No. 4 and 5, the Company capitalized fees totaling approximately $14,000. Deferred financing costs, net of accumulated amortization, were $34,275 and $44,103 as of September 30, 2013 and December 31, 2012, respectively, are being amortized to interest expense using the weighted average interest method and are included in other assets in the accompanying unaudited condensed consolidated balance sheets.

SEA had no amounts outstanding at September 30, 2013 and December 31, 2012, relating to the Revolving Credit Facility. As of September 30, 2013, the Company had approximately $18,500 of outstanding letters of credit, leaving approximately $174,000 available for borrowing.

On August 9, 2013, SEA entered into Amendment No. 6 of the Senior Secured Credit Facilities. Amendment No. 6 amends the calculation of the Company’s covenant Adjusted EBITDA to allow the add back of the termination fee paid in connection with the termination of the 2009 Advisory Agreement between the Company and affiliates of Blackstone. See Note 9-Related-Party Transactions for further discussion.

Senior Notes

In conjunction with the execution of Amendment No. 3 to the Senior Secured Credit Facilities, SEA also entered into the Second Supplemental Indenture (the “Second Supplemental Indenture”) dated March 30, 2012 relating to the Senior Notes. Among other matters, the Second Supplemental Indenture granted waivers to allow SEA to issue the additional $500,000 of Term B Loans to fund the dividend payment discussed above and decreased the interest rate on the Senior Notes from 13.5% per annum to 11% per annum. SEA can redeem the Senior Notes at any time and the Senior Notes are unsecured. Interest is paid semi-annually in arrears. Prior to December 1, 2014, the Company may redeem some or all of the Senior Notes at a price equal to 100% of the principal amount of the Senior Notes redeemed plus the Applicable Premium as of, and accrued and unpaid interest to, the redemption date, subject to the right of the holders of record on the relevant record date to receive interest due on the relevant interest payment date. The “Applicable Premium” is defined as the greater of (1) 1.0% of the principal amount of the Senior Notes and (2) the excess, if any, of (a) the present value at such redemption date of (i) the redemption price of the Senior Notes at December 1, 2014 plus (ii) all required interest payments due on the Senior Notes through December 1, 2014 (excluding accrued but unpaid interest to the redemption date), computed using a discount rate equal to the Treasury Rate plus 50 basis points over (b) the principal amount of the Senior Notes. On or after December 1, 2014, the Senior Notes may be redeemed at 105.5% and 102.75% of the principal balance beginning on December 1, 2014 and 2015, respectively. The Second Supplemental Indenture also increased the minimum covenant leverage ratio from 2.75 to 1.00 to 3.00 to 1.00.

In conjunction with the execution of Amendment No. 4 to the Senior Secured Credit Facilities, SEA also entered into the Fourth Supplemental Indenture, dated April 5, 2013 (the “Fourth Supplemental Indenture”). The Fourth Supplemental Indenture increased by $20,000 the amount of debt that the Company can incur and have outstanding at one time under the Senior Secured Credit Facilities and amended the transactions with affiliates covenant to allow for the payment of a termination fee, not to exceed $50,000, in connection with the termination of the advisory agreement between the Company and affiliates of Blackstone (see Note 9-Related-Party Transactions).

As of September 30, 2013, the Company was in compliance in all material respects with all covenants in the provisions contained in the documents governing the Senior Secured Credit Facilities and in the indenture governing the Senior Notes.

Interest Rate Swap Agreements

On August 23, 2012, SEA executed two interest rate swap agreements (the “Interest Rate Swap Agreements”) to effectively fix the interest rate on $550,000 of the Term B Loans. Each interest rate swap had a notional amount of $275,000; was scheduled to mature on September 30, 2016; required the Company to pay a fixed rate of interest of 1.247% per annum; paid swap counterparties a variable rate of interest based upon three month BBA LIBOR; and had interest settlement dates occurring on the last day of December, March, June and September through maturity. SEA had designated such interest rate swap agreements as qualifying cash flow hedge accounting relationships. As a result of Amendment No. 5, in May 2013, the Interest Rate Swap Agreements were restructured into two interest rate swaps totaling $550,000 to match the refinanced debt. Each restructured interest rate swap has a notional amount of $275,000; matures on September 30, 2016; requires the Company to pay a fixed rate of interest between 1.049% and 1.051% per annum; pays swap counterparties a variable rate of interest based upon the greater of three month BBA LIBOR; and has interest settlement dates occurring on the last day of December, March, June and September through maturity. SEA designated such interest rate swap agreements as qualifying cash flow hedge accounting relationships as further discussed in Note 7-Derivative Instruments and Hedging Activities which follows.

Cash paid for interest relating to the Senior Secured Credit Facilities, the Senior Notes and the Interest Rate Swap Agreements was $11,804 and $59,685 for the three and nine month periods ending September 30, 2013, respectively, and $15,026 and $66,201 for the three and nine month periods ending September 30, 2012, respectively.

Long-term debt at September 30, 2013, is repayable as follows, not including any possible prepayments:

Years Ending December 31,
2013	$3,512
2014	14,050
2015	14,050
2016	274,050
2017	14,050
Thereafter	1,341,775

Total	$1,661,487

11. LONG-TERM DEBT

Long-term debt at December 31, 2012 and 2011, consisted of the following:

	2012	2011
Term Loan A	$152,000	$159,500
Term Loan B	1,293,774	844,043
Revolving credit agreement	—	36,000
Senior Notes	400,000	400,000

	1,845,774	1,439,543
Less discounts	(21,800)	(21,656)
Less current maturities	(21,330)	(52,500)

Total long-term debt, net of current maturities	$1,802,644	$1,365,387

In connection with the acquisition described in Note 4, on December 1, 2009, SEA both entered into senior secured credit facilities (“Senior Secured Credit Facilities”) and issued senior notes (the “Senior Notes”):

Senior Secured Credit Facilities

Effective on February 17 and April 15, 2011, and March 30, 2012 SEA entered into Amendments No. 1 and 2 and 3, respectively, of the Senior Secured Credit Facilities (collectively, the “Amendments”). As a result of Amendment No. 1, the original term loan was refinanced into two tranches of term loans, Term A Loans (original balance of $150,000), and Term B Loans (original balance of $900,000). As a result of Amendment No. 2, $17,000 of Term Loan B was refinanced to Term Loan A. In addition, the revolving credit commitment availability under the Senior Secured Credit Facilities increased to $172,500. As a result of Amendment No. 3, the Term B Loan was increased by $500,000 for the purposes of financing a dividend payment to stockholders in the same amount. In addition the Senior Secured Credit Facilities agreement was further amended to limit future restricted payments, as defined, in the credit agreement, to be payable only when certain leverage ratio targets have been met and in an amount not to exceed the “cumulative credit” (as defined) amount available. The amended credit agreement was not deemed to be substantially different, as defined in the authoritative accounting guidance, from the original agreement. At December 31, 2012 and 2011, following the Amendments, the Senior Secured Credit Facilities consisted of:

•	Tranche A Term Loans, balance of $152,000 and 159,500, respectively, which will mature on February 17, 2016;

•

Tranche B Term Loans, balance of $1,293,744 and $844,043, respectively, which will mature on the earlier of (i) August 17, 2017 or (ii) the 91st day prior to the maturity of the Senior Notes, if more than $50 million of debt with respect to the Senior Notes is outstanding as of such date; and

•	Revolving Credit Facility, balance of $0 and $36,000, respectively, which will mature on February 17, 2016.

Borrowings related to the Tranche A Term Loans and the revolving credit facility bear interest, at SEA’s option, at a rate equal to a margin over either (a) a base rate determined by reference to the higher of (1) Bank of America’s prime lending rate and (2) the federal funds effective rate plus 1/2 of 1% or (b) a LIBOR rate determined by reference to the British Bankers Association (“BBA”) LIBOR rate for the interest period relevant to such borrowing. The margin for the Tranche A Term Loans is 1.75%, in the case of base rate loans, and 2.75%, in the case of LIBOR rate loans, subject to a step-down of 0.25% upon achievement of a secured leverage ratio less than or equal to 2.25 to 1.00. SEA selected the LIBOR rate at December 31, 2012 and 2011, related to the Term A Term Loans and the revolving credit loans (interest rate of 2.92% for both loans at December 31, 2012, respectively).

Borrowings under the Tranche B Term Loans bear interest, at SEA’s option, at a rate equal to a margin over either (a) a base rate determined by reference to the higher of (1) the Bank of America’s prime lending rate and (2) the federal funds effective rate plus 1/2 of 1% or (b) a LIBOR rate determined by reference to the BBA LIBOR rate for the interest period relevant to such borrowing. The margin for the Tranche B Term Loans is 2.00%, in the case of base rate loans, and 3.00%, in the case of LIBOR rate loans, subject to a base rate floor of 2.00% and a LIBOR floor of 1.00%. SEA selected the LIBOR rate at December 31, 2012, related to the Term B Term Loans (interest rate of 4% at December 31, 2012).

SEA is required to repay installments on the term loans in quarterly installments equal to $1,875 with respect to Tranche A Term Loans and $3,457 with respect to Tranche B Term Loans, with the remaining amount payable on the applicable maturity date with respect to such term loans.

In addition, the Senior Secured Credit Facilities, as amended, requires the Company to prepay outstanding term loans, subject to certain exceptions, in an amount equal to:

•	50% (which percentage will be reduced to 25% and 0%, as applicable, subject to SEA attaining certain total leverage ratios) of its annual excess cash flow, as defined;

•

100% of the net cash proceeds of all non-ordinary course asset sales or other dispositions of property by SEA and its restricted subsidiaries (including insurance and condemnation proceeds, subject to de minimis thresholds), if SEA does not reinvest those net cash proceeds in assets to be used in its business or to make certain other permitted investments (a) within 12 months of the receipt of such net cash proceeds or (b) if SEA commits to reinvest such net cash proceeds within 12 months of the receipt thereof, within 180 days of the date of such commitment; and

•	100% of the net proceeds of any incurrence of debt by SEA or any of its restricted subsidiaries, other than debt permitted to be incurred or issued under the Senior Secured Credit Facilities.

Notwithstanding any of the foregoing, each lender of term loans has the right to reject its pro rata share of mandatory prepayments described above, in which case SEA may retain the amounts so rejected. The foregoing mandatory prepayments will be applied pro rata to installments of term loans in direct order of maturity.

There were no mandatory prepayments during the year ended December 31, 2012 or 2011.

The obligations under the Senior Secured Credit Facilities are fully, unconditionally and irrevocably guaranteed by the Company, any subsidiary of the Company that directly or indirectly owns 100% of the issued and outstanding equity interests of SEA, and, subject to certain exceptions, each of SEA’s existing and future material domestic wholly-owned subsidiaries. The Senior Secured Credit Facilities are collateralized by first priority or equivalent security interests, subject to certain exceptions, in (i) all the capital stock of, or other equity interests in, substantially all of the Company’s direct or indirect domestic subsidiaries and 65% of the capital stock of, or other equity interests in, any foreign subsidiaries and (ii) certain tangible and intangible assets of SEA and the Company. Certain financial, affirmative and negative covenants, including a maximum total net leverage ratio and minimum interest coverage ratio, are included in the Senior Secured Credit Facilities. If an event of default occurs, the lenders under the Senior Secured Credit Facilities will be entitled to take various actions, including the acceleration of amounts due under the Senior Secured Credit Facilities and all actions permitted to be taken by a secured creditor. SEA was in compliance with the covenants at December 31, 2012 and 2011.

The additional $500,000 of borrowing on Term Loan B under Amendment 3 was issued at a discount of $6,245. The discount is being amortized to interest expense using the weighted average interest method.

Revolving credit available under the Senior Secured Credit Facilities as of December 31, 2012 and 2011, was $160,931 and $124,707, respectively. The revolving credit commitment includes up to $20,000 in short-term loans (five days in duration) and up to $50,000 in letters of credit. Any amounts borrowed under the short-term loans or as letters of credit reduce the total amount available under the revolving credit loan. All amounts outstanding under the revolving credit commitment are due on February 17, 2016, except for borrowings under the short term loans, which are payable within five business days of the original borrowing.

Amounts outstanding at December 31, 2012 and 2011, relating to the Revolving Credit Facility were $0 and $36,000 (at an interest rate of 2.99%), respectively.

As of December 31, 2012, the Company had approximately $11.6 million of outstanding letters of credit.

Senior Notes

On December 1, 2009, SEA issued $400.0 million of 13.5% Senior Notes due December 1, 2016. In conjunction with the execution of Amendment No. 3 to the Senior Secured Credit Facilities, SEA also entered into the Second Supplemental Indenture dated March 30, 2012 relating to the Senior Notes. Among other matters, the Second Supplemental Indenture granted waivers to allow SEA to issue the additional $500,000 of Term B Loans to fund the dividend payment discussed above and decreased the interest rate on the Senior Notes from 13.5% per annum to 11% per annum. SEA can redeem the Senior Notes at any time and the Senior Notes are unsecured. Interest is paid semi-annually in arrears. Until December 1, 2014, and in the case of an Equity Offering (as defined in the indenture) SEA may redeem up to 35% of the Senior Notes at a price of 111% of the aggregate principal balance plus accrued interest using the net cash proceeds from an Equity Offering (as defined in the indenture). Prior to December 1, 2014, the Company may redeem some or all of the Senior Notes at a price equal to 100% of the principal amount of Senior Notes redeemed plus the Applicable Premium as of, and accrued and unpaid interest to, the redemption date, subject to the right of holders of record on the relevant record date to receive interest due on the relevant interest payment date. The “Applicable Premium” is defined as the greater of (1) 1.0% of the principal amount of the Senior Notes and (2) the excess, if any, of (a) the present value at such redemption date of (i) the redemption price of the Senior Notes at December 1, 2014 plus (ii) all required interest payments due on the Senior Notes through December 1, 2014 (excluding accrued but unpaid interest to the redemption date), computed using a discount rate equal to the Treasury Rate plus 50 basis points over (b) the principal amount of the Senior Notes. On or after December 1, 2014, the Senior Notes may be redeemed at 105.5% and 102.75% of the principal balance beginning on December 1, 2014 and 2015, respectively. The Second Supplemental Indenture also increased the minimum covenant leverage ratio from 2.75 to 1.00 to 3.0 to 1.0. The Senior Notes were issued at a discount of $80.72 per $1 or a total of $33,950. The discount is being amortized to interest expense using the weighted average interest method. The obligations under the Senior Notes are guaranteed by the same entities as those that guarantee the Senior Secured Credit Facilities.

In connection with the issuance of the Senior Notes, the holders of the Senior Notes received warrants to purchase 101,000 (not in thousands) Partnerships units for $100 (not in thousands) per unit. The Partnerships, in turn, received warrants to acquire 808,000 (not in thousands) shares of the Company’s common stock. The total value of the warrants at December 1, 2009 was $5,000 and was recorded by the Company as additional paid-in capital and a discount on the Senior Notes. The additional discount is being amortized to interest expense over the term of the Senior Notes. The unamortized discount at December 31, 2012 and 2011, of $2,798 and $3,512, respectively, is presented as a reduction of the carrying value of the Senior Notes in the accompanying consolidated financial statements. During 2011, all the warrants were exercised for cash in accordance with the underlying warrant agreement, the holders of the Senior Notes received 101,000 (not in thousands) limited partnership units of the Partnerships and the Company issued a total of 808,000 (not in thousands) shares of common stock to the Partnerships.

Cash paid for interest relating to the Senior Secured Credit Facilities and the Senior Notes discussed above was $102,551, $97,575 and $121,239 during the years ended December 31, 2012, 2011 and 2010, respectively.

The Company has deferred $77,546 in financing costs that were paid to issue the long-term debt. Deferred financing costs, net of accumulated amortization, were $44,103 and $39,232 as of December 31, 2012 and 2011, respectively, and are being amortized to interest expense using the effective interest method over the term of the Senior Notes and are included in other assets in the accompanying consolidated balance sheets. Financing costs paid to the creditors amounting to $15,046 and $5,926 in 2012 and 2011, respectively, directly related to the Amendments noted above were recorded as deferred financing costs.

The fair value of the term loans at December 31, 2012, approximates their carrying value due to the variable nature of the underlying interest rates. The fair value of the Senior Notes approximates $416,300 at December 31, 2012. The estimated fair value of the Senior Notes was computed using significant inputs that are not observable in the market including a discount rate of 10.5% and projected cash flows of the underlying Senior Notes.

Long-term debt at December 31, 2012, is repayable as follows, not including any possible prepayments described above:

Years Ending December 31
2013	$21,330
2014	21,330
2015	21,330
2016	1,781,784

Total	$1,845,774